Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/Profit before tax		₨ 360,147	$ 4,747	₨ 166,074	₨ (68,777)
Indian statutory income tax rate		34.94%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate		₨ 125,850	$ 1,659	₨ 58,034	₨ (24,033)
Non-taxable income		(1,366)	(18)	(1,227)	(1,406)
Tax holidays and similar exemptions (Refer Notes below)		(19,559)	(258)	(7,710)	(4,934)
Effect of tax rates differences of subsidiaries operating at other rates		2,750	36	(3,625)	(581)
Tax on distributable reserve of/ dividend from subsidiary	[1]			8,690	19,532
Unrecognized tax assets (Net)	[2]	98	1	(31,932)	(713)
Change in deferred tax balances due to change in tax law	[3]	(2,715)	(36)	(3,125)	(17,760)
Capital gains/Other Income subject to lower tax rate		(3,435)	(45)	(1,756)	(2,733)
Credit in respect of earlier years		(858)	(11)	(41)	(26)
Other permanent differences		2,303	31	1,776	5,977
Total income tax (credit)/expense for the year		₨ 103,068	$ 1,359	₨ 19,084	₨ (26,677)

[1]	Consequent to the declaration of dividend (including from accumulated profits) by the subsidiaries, the unabsorbed depreciation as per tax laws have been utilized by Vedanta Limited leading to a deferred tax charge of ₹ 19,532 million and ₹ 8,690 million for the year ended March 31, 2020 and March 31, 2021, respectively.
[2]	In June 2018, the Company acquired majority stake in ESL Steel Limited (“ESL”), which has since been focusing on operational turnaround. Based on management’s estimate of future outlook, financial projections and requirements of IAS 12 (Income taxes), ESL has recognized deferred tax assets of ₹ 31,823 million during the year ended March 31, 2021. During the year ended March 31, 2022, ESL derecognized deferred tax assets on losses expired in the current year amounting to ₹ 1,220 million ($ 16 million). Based on revised financial forecasts, management is confident of realising the remaining deferred tax assets fully.
[3]	Deferred tax charge for the year ended March 31, 2020 includes deferred tax credit of ₹ 16,512 million on remeasurement of deferred tax balance as at March 31, 2019. Also, refer Note 3(c)(I)(viii).